Exhibit 99.1

GM Financial Automobile Leasing Trust 2019-1

3.96% Exchange Note

Class A-1 2.70041% Asset Backed Notes

Class A-2A 2.91% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.98% Asset Backed Notes

Class A-4 3.08% Asset Backed Notes

Class B 3.37% Asset Backed Notes

Class C 3.56% Asset Backed Notes

Class D 3.95% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	07/01/19
End of Period:	07/31/19
Number of days in Interest Period (Actual/360):	29
Number of days in Collection Period:	31
Report Due Date:	08/16/19
Distribution Date:	08/20/19
Transaction Month:	6

				Original Agg.
2019-1 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	55,040	01/02/2019	02/21/2019	$1,332,675,534

Total	55,040			$1,332,675,534

RECONCILIATION OF 2019-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$1,200,270,958

{2}	Reduction in Agg. Securitization Value due to payments	{2}	13,336,066
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	1,170,888
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	17,469,418
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	31,976,372

{7}	End of period Aggregate Securitization Value		{7}	$1,168,294,586

{8}	Pool Factor		{8}	87.665344%

RECONCILIATION OF 2019-1 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,270,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$1,137,595,424

{11}	Exchange Note Principal Payment Amount	{11}	31,976,372

{12}	End of period Exchange Note Balance	{12}	$1,105,619,052

{13}	Note Pool Factor	{13}	87.056618%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$215,000,000	$334,140,000	$75,000,000	$357,820,000	$92,180,000

{15}	Beginning of period Note Balance	{15}	$53,824,822	$334,140,000	$75,000,000	$357,820,000	$92,180,000

{16}	Noteholders’ Principal Distributable Amount	{16}	31,976,372	0	0	0	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	4,548,173	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$17,300,277	$334,140,000	$75,000,000	$357,820,000	$92,180,000

{21}	Note Pool Factor	{21}	8.046640%	100.000000%	100.000000%	100.000000%	100.000000%

			Class B	Class C	Class D	TOTAL
{22}	Original Note Balance	{22}	$57,970,000	$53,970,000	$33,320,000	$1,219,400,000

{23}	Beginning of period Note Balance	{23}	$57,970,000	$53,970,000	$33,320,000	$1,058,224,822

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	0	31,976,372
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0	4,548,173
{26}	Aggregate Principal Parity Amount	{26}	0	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0	0

{28}	End of period Note Balance	{28}	$57,970,000	$53,970,000	$33,320,000	$1,021,700,277

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	83.787131%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$1,200,270,958

{31}	Ending Designated Pool Balance	{31}	1,168,294,586
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	1,168,294,586

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$31,976,372

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,137,595,424	$0	3.96%	30	30/360	$3,754,065

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2019-1 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$19,888,453
{37}	Net Liquidation Proceeds collected during period	{37}	21,763,089
{38}	Investment Earnings	{38}	73,340
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(73,340)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	41,651,542

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	1,000,226
{43}	To the 2019-1 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	3,754,065
{44}	To the 2019-1 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	31,976,372
{45}	To the 2019-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	3,345,465
{46}	To the 2019-1 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	1,575,414

{47}	Total Distributions:		{47}	$41,651,542

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$1,200,270,958
{49}	Ending Agg. Securitization Value	{49}	1,168,294,586
{50}	Principal Distributable Amount {48} - {49}		{50}	31,976,372

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	31,976,372

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance			{53}	36,524,545

{54}	Noteholders’ Principal Distributable Amount Lessor of {52} and {53}				{54}	$31,976,372

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$53,824,822	$0	2.70041%	29	Actual/360	$117,087
{56}	Class A-2A	$334,140,000	0	2.91%	30	30/360	810,290
{57}	Class A-2B	$75,000,000	0	2.51150%	29	Actual/360	151,737
{58}	Class A-3	$357,820,000	0	2.98%	30	30/360	888,587
{59}	Class A-4	$92,180,000	0	3.08%	30	30/360	236,596
{60}	Class B	$57,970,000	0	3.37%	30	30/360	162,800
{61}	Class C	$53,970,000	0	3.56%	30	30/360	160,111
{62}	Class D	$33,320,000	0	3.95%	30	30/360	109,679

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{63}	2019-1 Exchange Note Collections	{63}	$40,651,316
{64}	Investment Earnings	{64}	0
{65}	Investment Earnings - transferred from Exchange Note Collection Account	{65}	73,340
{66}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	12,815
{67}	Optional Purchase Price	{67}	0
{68}	Indenture Section 5.4 disposition of Collateral	{68}	0
{69}	Available Funds:		{69}	40,737,471

{70}	Reserve Account Withdrawal Amount	{70}	0

{71}	Total Distributable Funds:		{71}	40,737,471

	Distributions:
{72}	To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	117,087
{77}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	810,290
{78}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	151,737
{79}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	888,587
{80}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	236,596
{81}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class B Noteholders’ Interest Distributable Amount	{82}	162,800
{83}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class C Noteholders’ Interest Distributable Amount	{84}	160,111
{85}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Class D Noteholders’ Interest Distributable Amount	{86}	109,679
{87}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88}	Noteholders’ Principal Distributable Amount	{88}	31,976,372
{89}	To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	4,548,173
{91}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	1,575,414

{96}	Total Distributions:		{96}	$40,737,471

PRINCIPAL PARITY AMOUNT CALCULATION

					(II)
		(X)	(Y) Aggregate	(I)	Total Available Funds in Indenture
	Class	Cumulative Note Balance	Securitization Value	Excess of (X) - (Y)	Collection Account	Lesser of (I) or (II)
{97}	Class A	$912,964,822	$1,168,294,586	$0	$38,532,549	$0
{98}	Class B	970,934,822	1,168,294,586	0	38,369,749	0
{99}	Class C	1,024,904,822	1,168,294,586	0	38,209,638	0
{100}	Class D	1,058,224,822	1,168,294,586	0	38,099,959	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101}	Excess Total Available Funds			{101}	$6,123,587

{102}	Beginning Note Balance	{102}	1,058,224,822
{103}	Principal payments through Indenture Section 8.3 (a) (i) through (xv)	{103}	31,976,372
{104}	Pro-Forma Note Balance		{104}	1,026,248,450

{105}	Ending Aggregate Securitization Value	{105}	1,168,294,586
{106}	11% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,10% Thereafter ($146,594,309)	{106}	146,594,309
{107}	Required Pro Forma Note Balance {105} - {106}		{107}	1,021,700,277

{108}	Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}			{108}	4,548,173

{109}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{109}	$4,548,173

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{110}	Ending Aggregate Securitization Value	{110}	$1,168,294,586
{111}	End of Period Note Balance	{111}	1,105,619,052
{112}	Overcollateralization	{112}	62,675,534
{113}	Overcollateralization %		{113}	5.36%

	Asset Backed Notes:
{114}	Ending Aggregate Securitization Value	{114}	1,168,294,586
{115}	End of Period Note Balance	{115}	1,021,700,277
{116}	Overcollateralization	{116}	146,594,309
{117}	Overcollateralization %		{117}	12.55%

RECONCILIATION OF 2019-1 CASH RESERVE ACCOUNT

{118}	Specified Reserve Balance		{118}	$6,663,378

{119}	Beginning of Period Reserve Account balance		{119}	$6,663,378
{120}	Investment Earnings	{120}	12,815
{121}	From the Indenture Collection Account, the Reserve Account Required Amount	{121}	0
{122}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{122}	0
{123}	Total Reserve balance available:		{123}	6,676,193

{124}	Specified Reserve Balance		{124}	6,663,378

{125}	Release Excess Cash to Indenture Collection Available Funds		{125}	12,815

{126}	End of period Reserve Account balance		{126}	$6,663,378

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{127}	Receivables with Scheduled Payment delinquent 61 days or more	{127}	$1,094,712	0.09%

{128}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40% )	{128}		Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President,
Controller – North America
Date:	August 15, 2019

GM Financial

GMALT 2019-1

Supplemental Monthly Data

July 31, 2019

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,200,270,958	$945,778,873
Change	(31,976,372)	(17,408,172)
End of Period	$1,168,294,586	$928,370,701

Residual Value as % of Agg. Securitization Value		79.46%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	51,372	1,164,131,311	99.64%
31 - 60 days	132	3,068,563	0.26%
61 - 90 days	40	906,773	0.08%
91 - 120 days	8	187,939	0.02%
Total	51,552	1,168,294,586	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	190	4,599,010	884	22,233,823
Standard terminations	70	1,340,543	152	2,944,252
Total retained by lessee	260	5,939,553	1,036	25,178,075
Returned Vehicles
Early terminations	489	8,448,678	1,756	30,251,260
Standard terminations	183	3,081,186	298	4,887,153
Total returned to dealer	672	11,529,864	2,054	35,138,413
Charged off leases / Repossessed vehicles	60	1,170,888	398	8,293,620
Repurchases	0	0	0	0
Other	0	0	0	0
Total terminations	992	18,640,305	3,488	68,610,108

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,170,888	8,293,620
less: Sales proceeds	1,503,415	7,514,739
less: Excess wear and excess mileage received	1,442	1,442
less: Other amounts received	-	0
Net Credit (Gain) Loss	(333,969)	777,439

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	11,392,705	34,369,145
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	13,215,404	40,040,099
less: Excess wear and excess mileage received	25,533	63,022
less: Other recovery amounts	-	0
Residual (Gain) Loss	(1,848,232)	(5,733,976)

	Current Period	Prev. Month
Prepay Speed	0.5324%	0.6200%

Return Rate based on Scheduled to Terminate(2)	97.3913%	182.4034%

Return Rate based on Terminated Leases(3)	67.7419%	64.0060%

(1) Percentages may not add to 100% due to rounding.

(2) Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.

(3) Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.